UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON - INVESTMENT GRADES - 49.8%
Industrial - 41.6%
Basic - 6.4%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (a) (b)	U.S.$	5	$713
AK Steel Corp.
7.625%, 5/15/20		1,255	1,217,350
Algoma Acquisition Corp.
9.875%, 6/15/15 (c)		1,740	1,479,000
Appleton Papers, Inc.
10.50%, 6/15/15 (c)		1,300	1,228,500
Arch Western Finance LLC
6.75%, 7/01/13 (d)		813	815,033
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17 (c)		1,100	1,133,000
Braskem SA
7.00%, 5/07/20 (c)		1,800	1,818,000
CF Industries, Inc.
6.875%, 5/01/18		900	915,750
7.125%, 5/01/20		900	922,500
Consol Energy, Inc.
8.25%, 4/01/20 (c)		575	599,438
Evraz Group SA
8.875%, 4/24/13 (c)		598	609,960
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,522,500
Georgia-Pacific LLC
7.125%, 1/15/17 (c)		800	816,000
8.875%, 5/15/31		1,001	1,088,587
Graphic Packaging International, Inc.
9.50%, 8/15/13		1,300	1,322,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.936%, 11/15/14 (e)		1,765	1,456,125
8.875%, 2/01/18		1,093	986,432
9.75%, 11/15/14		115	108,675
Huntsman International LLC
7.875%, 11/15/14		2,692	2,597,780
Ineos Group Holdings PLC
8.50%, 2/15/16 (c)		11,051	8,619,780
Kerling PLC
10.625%, 1/28/17 (c)	EUR	1,492	1,847,317
Kronos International, Inc.
6.50%, 4/15/13		4,200	4,262,855
LBI Escrow Corp.
8.00%, 11/01/17 (c)	U.S.$	1,080	1,112,400
Lyondell Chemical Co.
11.00%, 5/01/18		1,700	1,823,250
MacDermid, Inc.
9.50%, 4/15/17 (c)		1,800	1,800,000
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (f)		1,026	959,119
11.50%, 12/01/16 (g)		750	661,875

NewMarket Corp.
7.125%, 12/15/16		988	958,360
NewPage Corp.
10.00%, 5/01/12		3,535	1,917,737
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	1,828	1,452,990
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,176	1,164,240
Novelis, Inc.
7.25%, 2/15/15 (d)		1,910	1,843,150
PE Paper Escrow GMBH
12.00%, 8/01/14 (c)		664	729,570
Peabody Energy Corp. Series B
6.875%, 3/15/13		710	715,325
Rhodia SA
3.394%, 10/15/13 (c)(e)	EUR	1,000	1,146,422
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (c)		1,535	1,877,075
Solutia, Inc.
7.875%, 3/15/20	U.S.$	428	426,930
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (c)		2,480	2,616,400
9.75%, 7/29/13 (c)		5,738	6,154,005
Steel Dynamics, Inc.
7.625%, 3/15/20 (c)		1,200	1,194,000
7.75%, 4/15/16 (d)		1,150	1,155,750
United States Steel Corp.
6.65%, 6/01/37		1,137	977,820
7.00%, 2/01/18		1,500	1,483,125
Vedanta Resources PLC
8.75%, 1/15/14 (c)		4,404	4,624,200
Verso Paper Holdings LLC / Verso Paper, Inc. Series B
11.375%, 8/01/16 (g)		1,800	1,534,500
Weyerhaeuser Co.
7.375%, 3/15/32		3,090	3,052,639

			76,748,927

Capital Goods - 4.3%
Alion Science and Technology Corp.
10.25%, 2/01/15		1,340	1,031,800
12.00%, 11/01/14 (c)(f)		902	904,207
AMH Holdings, Inc.
11.25%, 3/01/14 (d)		1,885	1,922,700
Ardagh Glass Finance PLC
8.75%, 2/01/20 (c)	EUR	1,280	1,549,595
9.25%, 7/01/16 (c)		532	692,842
Berry Plastics Corp.
8.875%, 9/15/14	U.S.$	1,548	1,489,951
10.25%, 3/01/16		800	698,000
Bombardier, Inc.
7.75%, 3/15/20 (c)		1,266	1,313,475
8.00%, 11/15/14 (c)		1,400	1,452,500

Building Materials Corp. of America
7.00%, 2/15/20 (c)		985	975,150
7.50%, 3/15/20 (c)		849	834,143
Case New Holland, Inc.
7.125%, 3/01/14		2,140	2,214,900
7.875%, 12/01/17 (c)		1,393	1,403,448
Clondalkin Industries BV
8.00%, 3/15/14 (c)	EUR	1,312	1,443,941
CNH America LLC
7.25%, 1/15/16	U.S.$	1,775	1,779,437
Crown Americas LLC / Crown Americas Capital Corp.
7.625%, 11/15/13		85	87,338
Goodman Global Group, Inc.
Zero Coupon 12/15/14 (c)		2,234	1,362,740
Grohe Holding GMBH
8.625%, 10/01/14 (c) (g)	EUR	2,602	2,967,080
Hanson Australia Funding Ltd.
5.25%, 3/15/13	U.S.$	1,304	1,284,440
Hanson Ltd.
6.125%, 8/15/16		372	357,120
HeidelbergCement AG
8.50%, 10/31/19	EUR	830	1,025,146
IFCO Systems NV
10.00%, 6/30/16 (c)		1,200	1,643,510
Impress Holdings BV
9.25%, 9/15/14 (c)		1,000	1,247,307
L-3 Communications Corp.
5.875%, 1/15/15	U.S.$	1,240	1,224,500
Masco Corp.
6.125%, 10/03/16		1,825	1,765,784
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14		1,388	1,412,290
Plastipak Holdings, Inc.
8.50%, 12/15/15 (c)		2,325	2,331,975
Ply Gem Industries, Inc.
11.75%, 6/15/13		1,910	1,995,950
Rexam PLC
6.75%, 6/29/67	EUR	2,020	2,229,341
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50%, 5/15/18 (c)	U.S.$	1,800	1,766,250
RSC Equipment Rental Inc/RSC Holdings III LLC
10.25%, 11/15/19 (c)		2,000	2,020,000
Sequa Corp.
11.75%, 12/01/15 (c)		1,220	1,180,350
Terex Corp.
8.00%, 11/15/17		2,451	2,267,175
Textron Financial Corp.
5.40%, 4/28/13		398	413,855
6.00%, 2/15/67 (c)		575	433,555
TransDigm, Inc.
7.75%, 7/15/14		110	110,275

United Rentals North America, Inc.
7.75%, 11/15/13 (g)		2,596	2,524,610

			51,356,680

Communications - Media - 4.4%
Allbritton Communications Co.
8.00%, 5/15/18 (c)		2,955	2,925,450
American Media Operations, Inc.
14.00%, 11/01/13 (c)(f)		812	527,507
CanWest Media Inc/Pre-Amalgamation with CanWest Mediaworks, Inc.
8.00%, 9/15/12 (b)		1	1,035
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		1,500	1,747,500
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (c)		2,075	1,929,750
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (c)	EUR	1,280	1,557,422
11.625%, 9/15/16 (c)		1,051	1,278,789
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12 (c)(d)	U.S.$	1,096	1,139,788
Clear Channel Communications, Inc.
5.50%, 9/15/14		6,400	3,520,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17 (c)		323	323,965
Columbus International, Inc.
11.50%, 11/20/14 (c)		4,160	4,430,704
CSC Holdings LLC
6.75%, 4/15/12		42	43,470
7.625%, 7/15/18		2,485	2,512,956
Dex One Corp.
12.00%, 1/29/17		137	130,617
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,253,125
Gallery Capital SA
10.125%, 5/15/13 (b)(h)		2,816	563,200
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		1,050	1,063,125
Intelsat Jackson Holdings SA
11.25%, 6/15/16		2,497	2,659,305
Lamar Media Corp.
6.625%, 8/15/15		2,500	2,393,750
Liberty Media LLC
5.70%, 5/15/13		1,480	1,513,300
LIN Television Corp.
6.50%, 5/15/13		2,150	2,096,250
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (i)		2,050	1,952,625
Quebecor Media, Inc.
7.75%, 3/15/16		2,810	2,753,800
Rainbow National Services LLC
10.375%, 9/01/14 (c)		1,685	1,754,506

Reader’s Digest Association, Inc. (The)
9.00%, 2/15/17 (a)(b)(j)		1,000	2,500
Sinclair Broadcast Group, Inc.
8.00%, 3/15/12		2	1,953
Sinclair Television Group, Inc.
9.25%, 11/01/17 (c)		1,250	1,262,500
Sirius XM Radio, Inc.
8.75%, 4/01/15 (c)		2,000	1,970,000
Technicolor
5.75%, 12/31/49 (a)(b)	EUR	975	59,614
Telesat Canada / Telesat LLC
11.00%, 11/01/15	U.S.$	135	145,800
Truvo Subsidiary Corp.
8.375%, 12/01/14 (b)(c)		1,550	75,562
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (c)(f)		2,526	2,102,895
Univision Communications, Inc.
12.00%, 7/01/14 (c)		862	924,495
Valassis Communications, Inc.
8.25%, 3/01/15		537	554,452
Virgin Media Finance PLC
8.375%, 10/15/19		1,700	1,721,250
WMG Holdings Corp.
9.50%, 12/15/14 (d)(g)		3,600	3,582,000

			52,474,960

Communications - Telecommunications - 3.0%
Cincinnati Bell, Inc.
8.25%, 10/15/17		1,250	1,168,750
8.75%, 3/15/18		1,850	1,678,875
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (c)		1,550	1,544,187
Cricket Communications, Inc.
9.375%, 11/01/14 (g)		3,275	3,324,125
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,466,250
Digicel Group Ltd.
10.50%, 4/15/18 (c)		1,784	1,839,750
Fairpoint Communications, Inc. Series 1
13.125%, 4/02/18 (a)(b)		1,512	136,114
Frontier Communications Corp.
6.25%, 1/15/13		1,517	1,520,793
9.00%, 8/15/31		1,000	927,500
Level 3 Financing, Inc.
8.75%, 2/15/17		1,950	1,686,750
9.25%, 11/01/14		829	752,318
10.00%, 2/01/18 (c)		1,000	885,000
MetroPCS Wireless, Inc.
9.25%, 11/01/14		1,510	1,555,300
Mobile Satellite Ventures LP
14.00%, 4/01/13 (c)(d)		1,000	1,060,000
MTS International Funding Ltd.
8.625%, 6/22/20 (c)		2,495	2,581,077

Sprint Capital Corp.
6.875%, 11/15/28	3,225	2,676,750
8.75%, 3/15/32	130	124,150
Sprint Nextel Corp.
6.00%, 12/01/16	400	359,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (c)(f)	1,758	1,687,662
TW telecom holdings, Inc.
8.00%, 3/01/18 (c)	2,376	2,423,520
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 4/30/13 (c)	1,670	1,761,850
Wind Acquisition Finance SA
11.75%, 7/15/17 (c)	1,100	1,127,500
Windstream Corp.
8.125%, 8/01/13	1,558	1,610,582
8.625%, 8/01/16	1,450	1,460,875

		35,358,678

Consumer Cyclical - Automotive - 1.7%
Affinia Group, Inc.
9.00%, 11/30/14	1,145	1,150,725
Allison Transmission, Inc.
11.00%, 11/01/15 (c)	2,275	2,383,062
ArvinMeritor, Inc.
8.125%, 9/15/15	843	809,280
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (c)	1,900	1,914,250
Ford Motor Credit Co. LLC
3.048%, 1/13/12 (e)	1,130	1,097,513
7.00%, 10/01/13	4,143	4,224,460
Goodyear Tire & Rubber Co. (The)
9.00%, 7/01/15	1,642	1,687,155
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	2,510	978,900
Lear Corp.
8.125%, 3/15/20	1,200	1,203,000
Navistar International Corp.
8.25%, 11/01/21	2,400	2,436,000
Tenneco, Inc.
8.625%, 11/15/14 (g)	2,350	2,370,562

		20,254,907

Consumer Cyclical - Entertainment - 0.2%
AMC Entertainment, Inc.
11.00%, 2/01/16	1,975	2,073,750

Consumer Cyclical - Other - 4.7%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,500	1,316,250
Boyd Gaming Corp.
7.75%, 12/15/12	1,455	1,440,450
Broder Brothers Co.
12.00%, 10/15/13 (f)(h)	360	276,833
12.00%, 10/15/13 (f)(h)	73	56,157

Chukchansi Economic Development Authority
8.00%, 11/15/13 (c)(g)	730	511,000
Gaylord Entertainment Co.
6.75%, 11/15/14	5	4,813
Greektown Holdings LLC
10.75%, 12/01/13 (b)(h)	915	58,331
GWR Operating Partnership LLP
10.875%, 4/01/17 (c)	1,200	1,192,500
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	2,509	1,662,212
6.50%, 6/01/16	2,057	1,331,907
10.75%, 2/01/16	1,152	918,720
11.25%, 6/01/17	485	510,463
Host Hotels & Resorts LP
6.875%, 11/01/14	1,135	1,132,163
Series O
6.375%, 3/15/15	1,500	1,470,000
Series Q
6.75%, 6/01/16	890	879,988
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (g)	1,425	1,282,500
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	2,100	2,100,000
KB Home
5.875%, 1/15/15	305	271,450
Lennar Corp.
6.50%, 4/15/16	1,900	1,700,500
Levi Strauss & Co.
8.875%, 4/01/16	1,462	1,513,170
M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,485,000
MCE Finance Ltd.
10.25%, 5/15/18 (c)	3,275	3,401,906
Meritage Homes Corp.
6.25%, 3/15/15	1,250	1,181,250
MGM Mirage
6.625%, 7/15/15 (g)	1,480	1,165,500
7.625%, 1/15/17 (g)	2,500	1,956,250
8.375%, 2/01/11	135	136,350
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	2,600	1,878,500
NCL Corp. Ltd.
11.75%, 11/15/16	3,950	4,127,750
Penn National Gaming, Inc.
8.75%, 8/15/19	190	195,225
Phillips-Van Heusen Corp.
7.375%, 5/15/20	450	453,938
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	2,100	1,968,750
8.625%, 8/01/17 (c)	1,700	1,751,000
8.75%, 5/15/20 (c)	1,000	926,250
Pulte Group, Inc.
5.25%, 1/15/14	500	483,750
Quiksilver, Inc.
6.875%, 4/15/15	2,340	2,126,475
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13	1,000	972,500

7.00%, 6/15/13	1,000	995,000
7.25%, 6/15/16	500	488,750
Sheraton Holding Corp.
7.375%, 11/15/15	2,000	2,110,000
Standard Pacific Corp.
8.375%, 5/15/18	500	475,000
10.75%, 9/15/16	1,096	1,172,720
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	1,000	1,037,500
Station Casinos, Inc.
6.00%, 4/01/12 (b)	6	353
6.625%, 3/15/18 (b)	4,405	3,304
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (a)(b)	750	56
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 (c)	800	798,000
WCI Communities, Inc.
Zero Coupon 3/15/15 (a)(b)(j)	750	0
William Lyon Homes, Inc.
10.75%, 4/01/13	2,275	1,933,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (g)	2,595	2,601,487
6.625%, 12/01/14	500	501,250

		55,956,971

Consumer Cyclical - Restaurants - 0.2%
Landry’s Restaurants, Inc.
11.625%, 12/01/15	1,630	1,687,050
Sbarro, Inc.
10.375%, 2/01/15	1,500	1,185,000

		2,872,050

Consumer Cyclical - Retailers - 2.4%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	1,325	1,308,438
Blockbuster, Inc.
11.75%, 10/01/14 (c)	1,600	1,040,000
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14 (g)	2,650	2,603,625
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (g)	1,897	1,963,395
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, 12/15/13	1,537	1,544,685
Dollar General Corp.
10.625%, 7/15/15	1,904	2,082,500
GameStop Corp. / GameStop, Inc.
8.00%, 10/01/12	1,200	1,233,000
Hines Nurseries, Inc.
Zero Coupon 10/01/11 (a)(b)(j)	1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37	1,000	1,000,000
Limited Brands, Inc.
5.25%, 11/01/14	1,060	1,052,050

6.90%, 7/15/17	1,382	1,385,455
7.60%, 7/15/37	1,000	915,000
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	1,365	1,371,825
5.90%, 12/01/16	127	127,318
Michaels Stores, Inc.
10.00%, 11/01/14	2,165	2,235,362
11.375%, 11/01/16	1,105	1,149,200
MU Finance PLC
8.375%, 2/01/17 (c)	1,800	1,725,750
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (f)(g)	1,360	1,363,487
10.375%, 10/15/15 (g)	500	508,750
Rite Aid Corp.
6.875%, 8/15/13	1,715	1,511,344
9.50%, 6/15/17	160	126,800
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14	800	830,000
Toys R US, Inc.
7.375%, 10/15/18	1,525	1,433,500

		28,511,484

Consumer Non-Cyclical - 4.8%
ACCO Brands Corp.
7.625%, 8/15/15	2,955	2,718,600
10.625%, 3/15/15	1,097	1,190,245
ARAMARK Corp.
8.50%, 2/01/15	2,805	2,833,050
Bausch & Lomb, Inc.
9.875%, 11/01/15	2,714	2,788,635
Biomet, Inc.
11.625%, 10/15/17	2,255	2,441,037
BioScrip, Inc.
10.25%, 10/01/15 (c)	1,700	1,683,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (f)	917	873,684
CEDC Finance Corp. International, Inc.
9.125%, 12/01/16 (c)	1,150	1,109,750
CHS/Community Health Systems, Inc.
8.875%, 7/15/15	2,529	2,608,031
DaVita, Inc.
7.25%, 3/15/15	1,160	1,160,000
Dean Foods Co.
7.00%, 6/01/16	2,175	2,033,625
Del Monte Corp.
6.75%, 2/15/15	1,000	1,013,750
Dole Food Co., Inc.
8.00%, 10/01/16 (c)	1,695	1,699,238
Elan Finance PLC / Elan Finance Corp.
8.75%, 10/15/16 (c)	1,550	1,505,438
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	1,640	1,713,800
HCA, Inc.
6.25%, 2/15/13	118	115,935
6.375%, 1/15/15	3,025	2,824,594
6.50%, 2/15/16	290	270,425
6.75%, 7/15/13	178	174,440

9.25%, 11/15/16	1,850	1,961,000
9.625%, 11/15/16 (f)	510	545,700
Healthsouth Corp.
10.75%, 6/15/16	2,200	2,376,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14	2,345	2,333,275
Invacare Corp.
9.75%, 2/15/15	1,000	1,075,000
Jarden Corp.
7.50%, 1/15/20	1,800	1,759,500
Multiplan, Inc.
10.375%, 4/15/16 (c)	1,400	1,435,000
Mylan Inc.
7.625%, 7/15/17 (c)	265	269,306
7.875%, 7/15/20 (c)	260	266,500
New Albertsons, Inc.
7.45%, 8/01/29	2,805	2,328,150
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625%, 4/01/17 (g)	1,250	1,303,125
Select Medical Corp.
7.625%, 2/01/15	1,849	1,738,060
Select Medical Holdings Corp.
6.143%, 9/15/15 (e)	1,000	865,000
Simmons Co.
10.00%, 12/15/14 (a)(b)	965	18,094
Stater Brothers Holdings
8.125%, 6/15/12	1,300	1,300,000
Sun Healthcare Group, Inc.
9.125%, 4/15/15	1,800	1,885,500
Universal Hospital Services, Inc.
4.134%, 6/01/15 (e)	500	420,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18	1,620	1,555,200
8.00%, 2/01/18 (c)	365	352,225
Viant Holdings, Inc.
10.125%, 7/15/17 (c)	1,151	1,172,581
Visant Corp.
7.625%, 10/01/12	1,120	1,120,000
Visant Holding Corp.
8.75%, 12/01/13	750	757,500

		57,593,993

Energy - 3.6%
Antero Resources Finance Corp.
9.375%, 12/01/17 (c)	1,153	1,153,000
Chaparral Energy, Inc.
8.875%, 2/01/17	2,210	2,033,200
Chesapeake Energy Corp.
6.375%, 6/15/15	1,800	1,858,500
6.50%, 8/15/17	600	591,750
6.625%, 1/15/16	245	248,981
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15	925	881,063
7.75%, 5/15/17	25	23,688

9.50%, 5/15/16	800	812,000
Citgo Petroleum Corp.
11.50%, 7/01/17 (c)	2,919	2,897,107
Complete Production Services, Inc.
8.00%, 12/15/16	2,200	2,150,500
Denbury Resources, Inc.
8.25%, 2/15/20	324	338,580
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	1,305	1,288,687
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (c)	321	306,555
Forest Oil Corp.
7.25%, 6/15/19	2,035	1,963,775
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (c)	1,600	1,472,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (c)	2,174	1,929,425
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (c)	3,220	3,171,700
Key Energy Services, Inc.
8.375%, 12/01/14	1,525	1,515,469
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20 (c)	1,000	1,023,750
Mariner Energy, Inc.
11.75%, 6/30/16	1,618	2,014,410
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16	1,530	1,538,938
OPTI Canada, Inc.
8.25%, 12/15/14	3,500	3,045,000
Parker Drilling Co.
9.125%, 4/01/18 (c)	129	122,550
Petrohawk Energy Corp.
9.125%, 7/15/13	2,250	2,345,625
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	499,489
Plains Exploration & Production Co.
7.75%, 6/15/15	1,750	1,732,500
Range Resources Corp.
7.50%, 5/15/16	500	504,375
SandRidge Energy, Inc.
8.75%, 1/15/20 (c)	1,250	1,187,500
Southwestern Energy Co.
7.50%, 2/01/18	1,000	1,062,500
Tesoro Corp.
6.25%, 11/01/12	164	164,000
6.50%, 6/01/17	2,695	2,465,925
9.75%, 6/01/19	440	456,500

		42,799,042

Other Industrial - 0.7%
Baldor Electric Co.
8.625%, 2/15/17	2,000	2,070,000
Education Management LLC / Education Management Finance Corp.
10.25%, 6/01/16	1,050	1,092,000

Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		1,536	1,505,280
Neenah Foundry Co.
9.50%, 1/01/17 (a)(b)		1,350	631,125
RBS Global, Inc. / Rexnord LLC
8.50%, 5/01/18 (c)		1,900	1,843,000
RBS Global, Inc. and Rexnord LLC
11.75%, 8/01/16		350	364,875
Sensus USA, Inc.
8.625%, 12/15/13		1,365	1,330,875

			8,837,155

Services - 1.4%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (c)		225	218,250
Lottomatica SpA
8.25%, 3/31/66 (c)	EUR	1,545	1,757,052
Realogy Corp.
10.50%, 4/15/14 (g)	U.S.$	1,610	1,364,475
12.375%, 4/15/15		1,250	943,750
Service Corp. International/US
6.75%, 4/01/16		1,485	1,473,863
7.50%, 4/01/27		1,500	1,327,500
ServiceMaster Co. (The)
10.75%, 7/15/15 (c)(f)		2,480	2,566,800
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16		1,970	2,122,675
Travelport LLC
9.875%, 9/01/14		3,049	3,056,622
West Corp.
9.50%, 10/15/14		1,117	1,122,585
11.00%, 10/15/16		1,100	1,119,250

			17,072,822

Technology - 2.2%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (c)		860	855,700
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		1,500	990,000
6.50%, 1/15/28		1,850	1,221,000
Amkor Technology, Inc.
9.25%, 6/01/16		2,590	2,713,025
Aspect Software, Inc.
10.625%, 5/15/17 (c)		926	926,000
Ceridian Corp.
11.25%, 11/15/15		1,725	1,556,812
Eastman Kodak Co.
7.25%, 11/15/13		16	15,680
First Data Corp.
9.875%, 9/24/15		2,387	1,814,120
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (g)		1,530	1,396,125
9.25%, 4/15/18 (c)		737	727,788
10.125%, 12/15/16		1,785	1,428,000

Iron Mountain, Inc.
6.625%, 1/01/16		2,780	2,731,350
8.375%, 8/15/21		2,000	2,040,000
NXP BV / NXP Funding LLC
3.053%, 10/15/13 (e)		670	572,850
9.50%, 10/15/15		1,930	1,616,375
Sanmina-SCI Corp.
8.125%, 3/01/16		2,947	2,902,795
Sensata Technologies BV
8.00%, 5/01/14 (d)		460	477,250
Serena Software, Inc.
10.375%, 3/15/16		470	447,675
SunGard Data Systems, Inc.
9.125%, 8/15/13		1,720	1,747,950
10.25%, 8/15/15		300	309,750

			26,490,245

Transportation - Airlines - 0.6%
American Airlines, Inc.
10.50%, 10/15/12 (c)		884	917,150
AMR Corp.
9.00%, 8/01/12		1,056	939,840
Continental Airlines, Inc.
8.75%, 12/01/11		260	261,625
Series 2003-ERJ1
7.875%, 7/02/18		1,523	1,363,236
Delta Air Lines, Inc.
9.50%, 9/15/14 (c)		1,500	1,575,000
Northwest Airlines, Inc. Series
00-1 7.15%, 10/01/19 (d)		933	869,571
UAL 2007-1 Pass Through Trust Series 071A
6.636%, 7/02/22		1,868	1,718,559

			7,644,981

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14		1,560	1,571,700

Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust Series 991G
7.93%, 1/02/19		1,776	1,686,835
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.75%, 5/15/16		3,355	3,132,731
Hertz Corp. (The)
8.875%, 1/01/14		2,775	2,809,687
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13		1,747	1,650,785
Stena AB
6.125%, 2/01/17 (c)	EUR	1,500	1,618,748

US Shipping Partners LP/US Shipping Finance Corp.
13.00%, 8/15/14(a)(b)(j)		800	40,000

			10,938,786

			498,557,131

Financial Institutions - 4.7%
Banking - 1.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	1,295	997,662
Bank of America Corp.
8.00%, 1/30/18	U.S.	$ 1,585	1,530,999
8.125%, 5/15/18		3,215	3,105,465
CenterCredit International BV
8.625%, 1/30/14 (c)		1,404	1,389,960
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (b)	EUR	1,450	922,029
HT1 Funding GMBH
6.352%, 6/30/17		1,550	1,118,315
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)	U.S.	$ 4,650	3,603,750
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (c)		1,300	1,196,273
Royal Bank of Scotland Group PLC Series U
7.64%, 9/29/17		50	28,625
Russian Standard Finance SA for Russian Standard Bank
7.50%, 10/07/10 (c)		570	566,865
7.50%, 10/07/10 (c)		2,442	2,425,516
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,106,802
Zions Bancorporation
5.50%, 11/16/15	U.S.	$ 1,440	1,299,600
6.00%, 9/15/15		1,450	1,314,528

			20,606,389

Brokerage - 0.4%
E*Trade Financial Corp.
7.375%, 9/15/13		2,583	2,324,700
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (b)		1,690	344,338
Nuveen Investments, Inc.
10.50%, 11/15/15		1,875	1,631,250

			4,300,288

Finance - 1.4%
Ally Financial, Inc.
6.75%, 12/01/14		1	918
8.00%, 11/01/31		662	610,695
Series 8
6.75%, 12/01/14		2,590	2,505,825
CIT Group, Inc.
7.00%, 5/01/13-5/01/17		1,964	1,803,920

ILFC E-Capital Trust II
6.25%, 12/21/65 (c)		2,000	1,282,500
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,171,875
iStar Financial, Inc.
5.65%, 9/15/11		1,500	1,350,000
10.00%, 6/15/14		857	848,430
Residential Capital LLC
9.625%, 5/15/15 (g)		3,962	3,902,570
Ziggo Bond Co. BV
8.00%, 5/15/18 (c)	EUR	2,300	2,714,115

			16,190,848

Insurance - 0.9%
AGFC Capital Trust I
6.00%, 1/15/67 (c)	U.S.$	3,700	2,127,500
American International Group, Inc.
6.25%, 3/15/37		2,739	1,862,520
8.175%, 5/15/58		1,561	1,233,190
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,706,250
MBIA Insurance Corp.
14.00%, 1/15/33 (c)		2,420	1,089,000
XL Capital Ltd. Series E
6.50%, 4/15/17		4,000	2,760,000

			10,778,460

Other Finance - 0.3%
DTEK Finance BV
9.50%, 4/28/15 (c)		2,945	2,783,025
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18 (c)		600	582,000
iPayment, Inc.
9.75%, 5/15/14		878	798,980

			4,164,005

			56,039,990

Utility - 3.1%
Electric - 2.4%
AES Corp. (The)
7.75%, 3/01/14		2,560	2,604,800
8.00%, 10/15/17		868	876,680
8.75%, 5/15/13 (c)		13	13,195
Calpine Corp.
7.25%, 10/15/17 (c)		1,800	1,728,000
Dynegy Holdings, Inc.
7.75%, 6/01/19		2,220	1,534,575
8.375%, 5/01/16		1,885	1,491,506
Dynegy Roseton / Danskammer Pass Through Trust Series B
7.67%, 11/08/16		1,500	1,320,000
Edison Mission Energy
7.00%, 5/15/17		2,125	1,360,000

7.50%, 6/15/13 (g)		2,200	1,892,000
7.75%, 6/15/16		958	665,810
Energy Future Holdings Corp.
10.875%, 11/01/17		1,990	1,472,600
Series P
5.55%, 11/15/14		1,801	1,279,386
Series Q
6.50%, 11/15/24		1,929	868,050
Mirant Americas Generation LLC
8.50%, 10/01/21		3,070	2,855,100
NRG Energy, Inc.
7.375%, 2/01/16-1/15/17		3,640	3,613,275
PPL Capital Funding, Inc. Series A
6.70%, 3/30/67		1,300	1,144,000
RRI Energy, Inc.
7.625%, 6/15/14 (g)		2,375	2,339,375
7.875%, 6/15/17		1,080	1,020,600
Texas Competitive Electric Holdings Co. LLC Series A
10.25%, 11/01/15		1,570	1,036,200

			29,115,152

Natural Gas - 0.7%
El Paso Corp. Series G
7.375%, 12/15/12		1,165	1,219,956
7.75%, 1/15/32		1,124	1,110,763
Enterprise Products Operating LLC Series A
8.375%, 8/01/66		1,760	1,757,800
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,410	1,346,550
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13		1,131	1,164,930
Sabine Pass LNG LP
7.50%, 11/30/16		2,150	1,789,875

			8,389,874

			37,505,026

Credit Default Index Holding - 0.4%
DJ CDX.NA.HY-100 - 0.4%
CDX North America High Yield Series 8-T1
7.625%, 6/29/12 (c)		5,307	5,591,986

Total Corporates - Non-Investment Grades (cost $605,189,608)			597,694,133

EMERGING MARKETS - SOVEREIGNS - 15.7%
Argentina - 2.1%
Argentina Bonos
2.50%, 12/31/38 (d)		3,480	1,248,450
7.00%, 10/03/15 (g)		24,589	18,956,085
7.82%, 12/31/33	EUR	4,803	3,406,267

8.28%, 12/31/33 (g)	1,819	1,223,097

		24,833,899

Colombia - 1.5%
Republic of Colombia
7.375%, 1/27/17-9/18/37 (g)	14,610	17,068,887
7.375%, 3/18/19	140	163,800
11.75%, 2/25/20	528	784,080

		18,016,767

Dominican Republic - 1.1%
Dominican Republic
8.625%, 4/20/27 (c)	8,385	9,013,875
9.04%, 1/23/18 (c)(g)	4,208	4,670,837

		13,684,712

Egypt - 0.2%
Arab Republic of Egypt
5.75%, 4/29/20 (c)	1,309	1,312,273
6.875%, 4/30/40 (c)	904	882,530

		2,194,803

El Salvador - 0.9%
El Salvador
7.375%, 12/01/19 (c)	705	768,450
7.625%, 9/21/34 (c)	2,792	3,043,280
7.65%, 6/15/35 (c)(g)	1,895	2,008,700
7.65%, 6/15/35(c)	5,101	5,407,060

		11,227,490

Gabon - 0.2%
Gabonese Republic
8.20%, 12/12/17 (c)	2,570	2,724,200

Ghana - 0.4%
Republic of Ghana
8.50%, 10/04/17 (c)	3,983	4,142,320

Indonesia - 2.8%
Republic of Indonesia
6.625%, 2/17/37 (c)(g)	6,000	6,285,000
6.625%, 2/17/37 (c)	4,170	4,368,075
6.875%, 1/17/18 (c)	11,508	12,961,460
7.25%, 4/20/15 (c)	976	1,112,640
7.50%, 1/15/16 (c)	270	312,525
7.75%, 1/17/38 (c)	3,049	3,597,820
8.50%, 10/12/35 (c)	3,958	4,996,975

		33,634,495

Jamaica - 0.1%
Republic of Jamaica
8.00%, 6/24/19	608	601,920

Philippines - 1.7%
Republic of Philippines
6.50%, 1/20/20		990	1,087,020
7.50%, 9/25/24		959	1,122,030
9.50%, 2/02/30 (g)		2,125	2,874,062
9.875%, 1/15/19 (g)		11,487	15,248,992
10.625%, 3/16/25		205	295,713

			20,627,817

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (c)(d)		1,755	1,711,580

Turkey - 1.3%
Republic of Turkey
6.875%, 3/17/36		6,611	6,825,858
7.00%, 6/05/20		1,950	2,154,750
7.25%, 3/15/15		4,000	4,465,000
7.375%, 2/05/25		1,523	1,713,375

			15,158,983

Ukraine - 1.4%
Ukraine Government International Bond
3.20%, 12/19/10 (c)	JPY	600,000	6,650,455
6.385%, 6/26/12 (c)(g)	U.S.$	1,150	1,141,375
6.58%, 11/21/16 (c)(g)		2,953	2,735,364
6.75%, 11/14/17 (c)(g)		670	622,263
7.65%, 6/11/13 (c)		5,845	5,918,062

			17,067,519

Uruguay - 1.1%
Republic of Uruguay
7.625%, 3/21/36 (g)		1,840	2,143,600
7.875%, 1/15/33 (f)		6,033	7,148,588
8.00%, 11/18/22		2,854	3,438,560
9.25%, 5/17/17		505	637,563

			13,368,311

Venezuela - 0.8%
Republic of Venezuela
6.00%, 12/09/20 (c)		2,206	1,163,665
7.00%, 3/31/38 (c)		80	43,000
7.65%, 4/21/25		9,654	5,213,160
9.00%, 5/07/23 (c)		2,041	1,280,665
9.25%, 5/07/28 (c)		2,910	1,818,875

			9,519,365

Total Emerging Markets - Sovereigns (cost $151,368,091)			188,514,181

CORPORATES - INVESTMENT GRADES - 10.0%
Financial Institutions - 4.3%
Banking - 1.6%
American Express Co.
6.80%, 9/01/66		2,550	2,428,875

Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (c)		3,300	$2,227,500
Barclays Bank PLC
4.75%, 3/15/20	EUR	1,890	1,409,824
Countrywide Home Loans, Inc. Series L
4.00%, 3/22/11	U.S.$	3	3,055
Danske Bank A/S
5.914%, 6/16/14 (c)		650	564,759
Morgan Stanley
3.246%, 5/30/11 (e)	NZD	4,600	3,100,587
10.09%, 5/03/17 (c)	BRL	5,760	2,983,712
VTB Capital SA
6.875%, 5/29/18 (c)	U.S.$	2,915	3,002,450
Wells Fargo & Co. Series K
7.98%, 3/15/18 (g)		3,000	3,090,000

			18,810,762

Finance - 0.4%
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (g)		805	676,200
SLM Corp.
5.125%, 8/27/12		1,683	1,657,947
Series A
4.50%, 7/26/10		539	540,121
5.375%, 5/15/14		2,000	1,828,720

			4,702,988

Insurance - 1.7%
Allstate Corp. (The)
6.125%, 5/15/37		1,300	1,145,625
AON Corp.
8.205%, 1/01/27		690	718,930
Assured Guaranty US Holdings, Inc. Series A
6.40%, 12/15/66 (g)		2,869	1,936,575
Coventry Health Care, Inc.
5.95%, 3/15/17		2,000	1,910,368
Crum & Forster Holdings Corp.
7.75%, 5/01/17		720	723,600
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17		1,250	1,281,250
Genworth Financial, Inc.
7.70%, 6/15/20		600	599,350
Lincoln National Corp.
6.05%, 4/20/67		1,801	1,350,750
8.75%, 7/01/19(g)		604	740,255
MetLife, Inc.
10.75%, 8/01/39		2,350	2,793,045
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)(g)		2,135	2,502,559
Suncorp Metway Insurance Ltd. Series 1
6.75%, 9/23/24	AUD	1,000	716,487

Swiss Re Capital I LP
6.854%, 5/25/16 (c)		3,700	3,034,000
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,075	1,085,357
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	650,233

			21,188,384

Other Finance - 0.3%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (c)	U.S.$	2,813	3,115,185
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	8,825	245,643

			3,360,828

REITS - 0.3%
Entertainment Properties Trust
7.75%, 7/15/20 (c)	U.S.$	1,908	1,874,610
ProLogis
6.875%, 3/15/20		1,925	1,819,456

			3,694,066

			51,757,028

Industrial - 3.4%
Basic - 1.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 (c)		1,338	1,414,935
Southern Copper Corp.
7.50%, 7/27/35 (g)		3,300	3,561,677
Usiminas Commercial Ltd.
7.25%, 1/18/18 (c)		2,428	2,610,100
Vale Overseas Ltd.
6.875%, 11/21/36		5,956	6,209,195

			13,795,907

Capital Goods - 0.2%
Owens Corning
7.00%, 12/01/36		1,340	1,333,485
9.00%, 6/15/19		1,000	1,182,379

			2,515,864

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	201,796
Qwest Corp.
6.50%, 6/01/17		610	614,575
6.875%, 9/15/33		1,570	1,440,475

			2,256,846

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.302%, 6/01/37		1,679	1,502,705

Consumer Non-Cyclical - 0.2%
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17	1,907	1,930,038

Energy - 0.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,071	921,807
National Oilwell Varco, Inc. Series B
6.125%, 8/15/15	130	134,406
TNK-BP Finance SA
7.50%, 7/18/16 (c)	6,352	6,574,320
Transocean, Inc.
6.80%, 3/15/38	1,533	1,381,480

		9,012,013

Other Industrial - 0.4%
Noble Group Ltd.
6.75%, 1/29/20 (c)	3,932	3,814,040
8.50%, 5/30/13 (c)	511	563,378

		4,377,418

Services - 0.2%
Expedia, Inc.
8.50%, 7/01/16	1,948	2,094,100

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25	2,250	2,240,323
7.50%, 5/15/25	97	106,984

		2,347,307

Transportation - Airlines - 0.1%
Delta Air Lines, Inc. Series 071A
6.821%, 8/10/22	1,085	1,071,827

		40,904,025

Non Corporate Sectors - 2.1%
Agencies - Not Government Guaranteed - 2.1%
Gaz Capital SA for Gazprom
6.51%, 3/07/22 (c)(g)	12,726	12,248,775
8.125%, 7/31/14 (c)	500	544,400
9.25%, 4/23/19 (c)	6,400	7,360,000
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (c)	850	979,625
VTB Capital SA
6.875%, 5/29/18 (c)	3,400	3,502,000

		24,634,800

Utility - 0.2%
Electric - 0.2%
Dominion Resources, Inc.
7.50%, 6/30/66	758	746,630

Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (c)(g)	1,636	1,842,545

		2,589,175

Total Corporates - Investment Grades (cost $111,729,216)		119,885,028

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%
Non-Agency Fixed Rate CMBS - 7.6%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4
5.492%, 2/10/51	8,405	8,504,493
Series 2007-5, Class AM
5.772%, 2/10/51	2,877	2,432,219
Banc of America Large Loan, Inc. Series 2009-UB1, Class A4B
5.699%, 6/24/50 (c)	3,500	2,896,855
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class AM
5.449%, 12/11/40	1,125	1,074,225
Series 2006-PW13, Class AM
5.582%, 9/11/41	307	264,347
Series 2007-PW18, Class AM
6.084%, 6/11/50	1,400	1,218,993
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3
6.019%, 6/15/38	6,840	7,232,903
Series 2006-C4, Class A3
5.467%, 9/15/39	5,615	5,518,273
Series 2006-C4, Class AM
5.509%, 9/15/39	5,900	4,513,517
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM
5.514%, 11/10/45	800	743,478
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM
6.085%, 7/10/38	5,795	4,987,278
GS Mortgage Securities Corp. II Series 2006-GG6, Class AM
5.622%, 4/10/38	3,000	2,550,402
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class AM
5.855%, 6/12/43	1,230	1,037,897
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	2,955,256
Series 2007-LD11, Class AM
5.983%, 6/15/49	5,105	3,828,306
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AM
5.217%, 2/15/31	1,900	1,742,887
Series 2007-C1, Class AM
5.455%, 2/15/40	8,300	6,627,858
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ
5.137%, 7/12/38	2,000	1,683,108
Series 2007-C1, Class A4
6.02%, 6/12/50	2,000	2,047,021

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class AM
6.111%, 6/12/46	1,450	1,335,897
Series 2006-3, Class AM 5.456%, 7/12/46	1,000	846,258
Series 2006-4, Class AM 5.204%, 12/12/49	9,450	7,837,419
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5.332%, 12/15/43	7,900	8,086,287
Series 2006-IQ12, Class AM 5.37%, 12/15/43	7,700	6,507,621
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM
5.466%, 1/15/45	2,100	1,809,757
Series 2006-C25, Class AM
5.925%, 5/15/43	2,800	2,410,479
Series 2007-C34, Class AM
5.818%, 5/15/46	400	314,047

		91,007,081

Non-Agency Floating Rate CMBS - 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ
5.397%, 7/15/44	2,100	1,767,042

Total Commercial Mortgage-Backed Securities (cost $82,473,131)		92,774,123

QUASI-SOVEREIGNS - 5.3%
Quasi-Sovereign Bonds - 5.3%
Indonesia - 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (c)	2,165	2,381,500
7.875%, 6/29/37 (c)	699	712,980
8.00%, 8/07/19 (c)	330	363,000

		3,457,480

Kazakhstan - 1.7%
Intergas Finance BV
6.375%, 5/14/17 (c)	8,200	8,118,000
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (c)	2,658	2,668,100
8.375%, 7/02/13 (c)	8,133	8,722,643
9.125%, 7/02/18 (c)	250	286,875

		19,795,618

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (c)(g)	1,250	1,382,750

Russia - 2.1%
RSHB Capital SA for OJSC Russian Agricultural Bank

6.299%, 5/15/17 (c)		8,227	8,165,298
7.50%, 3/25/13	RUB	165,000	5,237,132
7.75%, 5/29/18 (c)	U.S.$	11,600	12,383,000

			25,785,430

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (c)		1,675	1,909,500

Ukraine - 0.2%
NAK Naftogaz Ukraine
9.50%, 9/30/14		2,542	2,631,046

Venezuela - 0.7%
Petroleos de Venezuela SA
5.25%, 4/12/17		490	262,150
5.375%, 4/12/27		19,737	8,634,937

			8,897,087

Total Quasi-Sovereigns (cost $52,981,490)			63,858,911

GOVERNMENTS - TREASURIES - 4.3%
Brazil - 2.3%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/14	BRL	9,146	4,764,919
Republic of Brazil
12.50%, 1/05/16 (g)		18,780	11,581,485
12.50%, 1/05/22		18,632	11,683,709

			28,030,113

Greece - 0.3%
Hellenic Republic Government Bond Series 30YR
4.60%, 9/20/40	EUR	4,895	3,002,922

Hungary - 0.7%
Hungary Government Bond Series 14/C
5.50%, 2/12/14	HUF	970,820	3,928,997
Series 15/A 8.00%, 2/12/15		464,360	2,035,052
Series 16/C 5.50%, 2/12/16		697,550	2,713,514

			8,677,563

South Africa - 1.0%
South Africa Government Bond Series R203
8.25%, 9/15/17	ZAR	75,480	9,596,729
Series R204 8.00%, 12/21/18		10,750	1,334,443
Series R207 7.25%, 1/15/20		6,992	817,130
Series R208

6.75%, 3/31/21		490	54,382

			11,802,684

Total Governments - Treasuries (cost $46,153,370)			51,513,282

GOVERNMENTS - SOVEREIGN BONDS - 4.0%
Brazil - 1.2%
Republic of Brazil
6.00%, 1/17/17	U.S.$	471	518,100
7.125%, 1/20/37		5,252	6,197,360
8.25%, 1/20/34		1,307	1,725,240
8.75%, 2/04/25 (g)		515	691,387
8.875%, 10/14/19 (g)		3,697	4,843,070

			13,975,157

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (c)(g)		3,350	3,506,941

Hungary - 0.2%
Republic of Hungary
6.25%, 1/29/20		2,565	2,524,540

Iceland - 0.3%
Iceland Government International Bond
3.75%, 12/01/11	EUR	3,250	3,713,575

Lithuania - 0.5%
Republic of Lithuania
6.75%, 1/15/15 (c)	U.S.$	4,028	4,221,465
7.375%, 2/11/20 (c)		1,498	1,557,920

			5,779,385

Panama - 1.0%
Republic of Panama
6.70%, 1/26/36		3	3,308
7.125%, 1/29/26 (g)		447	519,637
8.875%, 9/30/27		6,610	8,774,775
9.375%, 4/01/29		1,621	2,257,242

			11,554,962

Peru - 0.5%
Republic of Peru
7.35%, 7/21/25		2,875	3,442,812
8.75%, 11/21/33		2,401	3,259,358

			6,702,170

Total Governments - Sovereign Bonds (cost $41,626,760)			47,756,730

CMOS - 2.4%
Non-Agency Fixed Rate - 1.3%
Chaseflex Trust
Series 2007-1, Class 1A3 6.50%, 2/25/37		1,575	1,080,573

Citimortgage Alternative Loan Trust Series 2007-A3, Class 1A4
5.75%, 3/25/37	3,400	2,405,925
Countrywide Alternative Loan Trust Series 2006-42, Class 1A6
6.00%, 1/25/47	1,925	1,205,488
Series 2006-J1, Class 1A10 5.50%, 2/25/36	4,350	2,808,332
Series 2006-J5, Class 1A1 6.50%, 9/25/36	2,646	1,693,954
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A4
6.171%, 9/25/36	2,942	1,659,034
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
6.25%, 7/25/37	3,981	2,974,861
Wmalt 2006-9 A4 Series 2006-9, Class A4
5.986%, 10/25/36	3,040	1,921,961

		15,750,128

Non-Agency Floating Rate - 0.7%
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3
0.947%, 4/25/37 (e)	5,718	3,079,429
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7
0.947%, 8/25/37 (e)	3,985	3,201,195
Lxs 2007-15n 4a1 Series 2007-15N, Class 4A1
1.247%, 8/25/47 (e)	1,282	671,640
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
1.921%, 8/25/47 (e)	3,172	1,780,978

		8,733,242

Non-Agency ARMs - 0.4%
American Home Mortgage Assets Series 2006-5, Class A1
1.333%, 11/25/46 (e)	5,050	2,370,385
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HYB2, Class 3A1
5.203%, 2/25/47 (k)	922	559,121
Indymac Index Mortgage Loan Trust Series 2006-AR5, Class 2A1
5.489%, 5/25/36 (k)	1,556	1,201,169
Merrill Lynch Mortgage Investors, Inc. Series 2006-A4, Class 3A1
5.903%, 7/25/36 (k)	228	142,231

		4,272,906

Total CMOs (cost $27,805,003)		28,756,276

EMERGING MARKETS - TREASURIES - 2.3%
Colombia - 1.2%
Republic of Colombia
9.85%, 6/28/27 (g)	COP	1,927,000	1,314,345
12.00%, 10/22/15		19,227,000	13,030,008

			14,344,353

Turkey - 0.9%
Turkey Government Bond
11.00%, 8/06/14	TRY	12,800	8,496,416
16.00%, 3/07/12		2,870	2,017,438

			10,513,854

Egypt - 0.2%
Arab Republic of Egypt
8.75%, 7/18/12 (c)	EGP	16,620	2,917,837

Total Emerging Markets - Treasuries (cost $24,106,297)			27,776,044

BANK LOANS - 2.2%
Industrial - 1.7%
Basic - 0.2%
Ineos US Finance LLC
7.50%, 12/16/13 (e)	U.S.$	264	253,288
8.00%, 12/16/14 (e)		302	289,553
John Maneely Company
3.55%, 12/09/13 (e)		568	534,041
Smurfit-Stone Container Enterprises, Inc.
6.75%, 2/22/16 (e)		1,000	994,580

			2,071,462

Capital Goods - 0.2%
Graham Packaging Company, L.P.
6.75%, 4/05/14 (e)		767	768,421
Hawker Beechcraft Acquisition Company LLC
2.35%-2.53%, 3/26/14(e)		121	97,146
2.53%, 3/26/14 (e)		7	5,793
10.50%, 3/26/14 (e)		1,881	1,850,200

			2,721,560

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
3.03%, 7/03/14 (e)		726	625,904
Charter Communications Operating, LLC
2.35%, 3/06/14 (e)		977	905,455
7.25%, 3/06/14 (e)		1,222	1,221,875
Clear Channel Communications, Inc.
4.00%, 1/29/16 (e)		169	128,994
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (e)		337	288,356
Univision Communications Inc.
2.60%, 9/29/14 (e)		2,360	1,965,045

WideOpenWest Finance , LLC
2.79%-4.75%, 6/30/14 (e)	978	886,146

		6,021,775

Consumer Cyclical - Automotive - 0.2%
Federal-Mogul Corporation
2.29%, 12/29/14-12/28/15 (e)	1,990	1,736,515
Ford Motor Company
3.31%-3.35%, 12/15/13 (e)	230	216,868

		1,953,383

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Company, Inc.
3.32%, 1/28/15 (e)	1,210	1,006,178
Las Vegas Sands, LLC
2.10%, 5/23/14 (e)	859	759,000

		1,765,178

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.57%-2.76%, 5/28/13 (e)	280	260,700
Rite Aid Corporation
2.10%-2.11%, 6/04/14 (e)	994	857,288

		1,117,988

Consumer Non-Cyclical - 0.0%
HCA Inc.
2.78%, 11/18/13 (e)	398	374,611

Energy - 0.1%
Ashmore Energy International
3.29%, 3/30/12 (e)	118	109,649
3.53%, 3/30/14 (e)	785	728,151

		837,800

Services - 0.1%
Aveta Inc.
8.00%, 4/14/15 (e)	490	477,132
Sabre Inc.
2.34%-2.35%, 9/30/14 (e)	743	659,489
ServiceMaster Company, The
2.85%, 7/24/14 (e)	198	180,638

		1,317,259

Technology - 0.2%
CITGO Petroleum Corporation
6/24/17 (l)	1,250	1,242,450
First Data Corporation
3.10%, 9/24/14 (e)	1,462	1,227,412

SunGard Data Systems Inc. (Solar Capital Corp.)
2.10%, 2/28/14(e)	25	23,521

		2,493,383

		20,674,399

Financial Institutions - 0.3%
Finance - 0.2%
CIT Group, Inc.
13.00%, 1/20/12 (e)	2,088	1,999,067
Delos Aircraft Inc.
7.00%, 3/17/16 (e)	106	103,984
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (e)	144	142,326

		2,245,377

REITS - 0.1%
Capital Automotive L.P.
2.85%, 12/14/12 (e)	1,515	1,407,488

		3,652,865

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
3.06%, 11/01/13 (e)	336	305,244
5.06%, 5/01/14 (e)	1,000	892,500
Texas Competitive Electric Holdings Company, LLC (TXU)
3.85%-4.07%, 10/10/14 (e)	1,706	1,259,558

		2,457,302

Total Bank Loans (cost $27,901,054)		26,784,566

EMERGING MARKETS - CORPORATE BONDS - 2.1%
Financial Institutions - 1.0%
Banking - 0.7%
Alfa Bond Issuance PLC for OJSC Alfa Bank
8.625%, 12/09/15	2,318	2,312,205
ATF Bank JSC
9.00%, 5/11/16 (c)	2,287	2,321,305
Banco BMG SA
9.15%, 1/15/16 (c)	3,750	3,975,000

		8,608,510

Other Finance - 0.3%
AES El Salvador Trust
6.75%, 2/01/16 (c)	270	252,431

6.75%, 2/01/16 (c)		3,100	2,898,286

			3,150,717

			11,759,227

Industrial - 1.1%
Basic - 0.4%
Evraz Group SA
8.25%, 11/10/15 (c)		4,598	4,529,030

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.219%, 6/15/15 (c)(e)	EUR	2,866	2,102,813

Consumer Non-Cyclical - 0.1%
Foodcorp Ltd.
8.875%, 6/15/12 (c)		1,000	1,198,393

Energy - 0.3%
Ecopetrol SA
7.625%, 7/23/19	U.S.	$1,648	1,866,360
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (c)		1,870	1,870,000

			3,736,360

Other Industrial - 0.1%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (c)	EUR	1,951	1,550,959

			13,117,555

Total Emerging Markets - Corporate Bonds (cost $25,079,166)			24,876,782

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Fixed Rate - 1.1%
Countrywide Asset-Backed Certificates Series 2006-1, Class AF6
5.526%, 7/25/36	U.S.	$2,340	1,704,390
Series 2006-15, Class A3
5.689%, 10/01/46		1,900	1,149,133
CSAB Mortgage Backed Trust Series 2006-2, Class A6A
5.72%, 9/25/36		1,821	1,172,860
GSAA 2005-12 Af5 Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,281,793
GSAA Trust Series 2006-10, Class AF3
5.985%, 6/25/36		1,941	1,133,046
Series 2006-6, Class AF4
5.945%, 3/25/36		1,600	848,841
LXS 2006-17 Series 2006-17, Class WF32
5.55%, 11/25/36		2,500	1,726,843
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3 5.988%, 11/25/36		2,000	1,157,121

Series 2007-8XS, Class A2 6.00%, 4/25/37		2,000	1,276,762
Renaissance Home Equity Loan Trust
Series 2007-3, Class AF3 7.238%, 9/25/37		4,200	2,074,245

			13,525,034

Home Equity Loans - Floating Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1 0.487%, 5/25/37 (e)		1,399	1,214,429
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C 5.046%, 2/25/37 (e)		1,700	955,980

			2,170,409

Total Asset-Backed Securities (cost $16,564,331)			15,695,443

SUPRANATIONALS - 0.7%
Eurasian Development Bank
7.375%, 9/29/14 (c)		1,690	1,782,950
European Investment Bank Zero Coupon 4/24/13 (c)	IDR	65,759,400	5,984,795

Total Supranationals (cost $8,063,322)			7,767,745

	Shares
COMMON STOCKS - 0.4%
Citigroup, Inc. (m)		935,384	3,517,044
CIT Group, Inc. (m)		27,715	938,430
Dex One Corp. (m)		34,604	657,476
Charter Communications, Inc. (m)		4,473	157,897
Broder Brothers Co. (m)		37,868	0
American Media, Inc. (h)(j)(m)		12,978	0
Merisant Co.		999	0

Total Common Stocks (cost $10,767,673)			5,270,847

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.4%
Colombia - 0.4%
Bogota Distrio Capital
9.75%, 7/26/28 (c) (cost $3,230,555)	COP	7,758,000	4,743,298

INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Republica Orient Uruguay
3.70%, 6/26/37 (g)	UYU	41,886	1,948,347

Uruguay Government International Bond
4.25%, 4/05/27 (g)	U.S.$	49,613	2,482,422

Total Inflation-Linked Securities (cost $3,848,531)			4,430,769

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.2%
Ally Financial, Inc.
7.00% (c)		792	615,607
Citigroup Capital XII
8.50%		70,000	1,749,300

			2,364,907

REITS - 0.0%
Sovereign REIT
12.00% (c)		185	196,100

			2,561,007

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		80,000	27,200

Total Preferred Stocks (cost $4,163,730)			2,588,207

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
7.95%, 3/01/36 (cost $1,923,086)		1,915	2,011,497

	Shares
WARRANTS - 0.0%
Alion Science And Technology C, expiring 11/01/14 (c) (m)		900	0
Charter Communications, Inc., expiring 11/30/14 (m)		9,809	51,497

Total Warrants (cost $3,523,590)			51,497

	Contracts (n)
OPTION PURCHASED - CALL - 0.0%
Swaptions - 0.0%
IRS USD RTR Expiration: May 11, Exercise Price: $2.2 (m) (cost $97,200)		0	19,543

Company	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (o) (cost $10,540,983)	10,540,983	10,540,983

Total Investments - 110.3% (cost $1,259,136,187)(p)		1,323,309,885
Other assets less liabilities - (10.3)%		(123,910,784)

Net Assets - 100.0%		$1,199,399,101

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at June 30, 2010	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Goldman Sachs Bank USA: Hellenic Republic Government
5.9% 10/22/22, 6/20/15*	(0.50)	—		6,000	$243,488	$—	$243,488
JPMorgan Chase Bank, NA: Republic of Iceland
10.50% 12/10/11, 12/20/11*	(10.50)	—	EUR	3,250	(356,338)	—	(356,338)
Sale Contracts:
Deutsche Bank: Ukraine
7.65% 6/11/13, 9/20/10*	5.00	—		9,200	108,125	215,480	323,605
Ukraine
7.65% 6/11/13, 2/25/11*	5.00	—		12,000	120,909	292,408	413,317
Goldman Sachs Bank USA: Gazprom
8.625% 4/28/34, 11/20/11*	9.25	—		2,900	312,744	—	312,744
VTB Bank
4.25% 2/15/16, 11/20/11*	11.50	—		4,400	586,505	—	586,505
JPMorgan Chase Bank, NA: Citigroup Global Markets
10.50% 10/21/09, 10/20/10*	1.04	—		12,210	(3,236)	—	(3,236)
Ukraine
7.65% 6/11/13, 2/20/11*	5.00	—		4,000	46,167	343,486	389,653
NIAKV: RSHB
7.175% 5/16/13, 11/20/13*	9.75	—		3,400	837,410	—	837,410

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/26/10	11,813	$10,095,200	$9,877,582	$(217,618)
Euro settling 8/25/10	1,817	2,241,612	2,222,188	(19,424)
Euro Dollar settling 8/25/10	4,882	6,024,469	5,971,831	52,638
Hungarian Forint settling 7/22/10	2,150,513	9,162,847	9,191,672	28,825
Hungarian Forint settling 8/05/10	979,914	4,324,993	4,181,480	(143,513)
Russian Ruble settling 7/08/10	321,571	10,934,084	10,280,500	(653,584)
South Korean Won settling 7/29/10	11,881,384	10,654,517	9,713,892	(940,625)
Swedish Krona settling 9/02/10	73,874	11,470,076	11,314,962	(155,114)
Sale Contracts:
Euro settling 8/25/10	60,735	74,399,347	74,290,523	108,824
Hungarian Forint settling 7/22/10	2,150,513	9,337,714	9,191,672	146,042
Hungarian Forint settling 8/05/10	979,914	4,165,429	4,181,480	(16,051)
Japanese Yen settling 7/15/10	1,419,365	15,245,920	16,056,731	(810,811)
New Zealand Dollar settling 7/29/10	4,453	3,016,930	3,048,093	(31,163)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at June 30, 2010
Barclays Capital Inc.	(1.00)%*	12/31/10	$620,727
Barclays Capital Inc.	(1.00)%*	12/31/10	658,147
Barclays Capital Inc.	(1.00)%*	12/31/10	1,830,952
Barclays Capital Inc.	(0.50)%*	12/31/10	295,850
Barclays Capital Inc.	(0.50)%*	12/31/10	1,690,144
Barclays Capital Inc.	(0.50)%*	12/31/10	2,512,947
Barclays Capital Inc.	(0.50)%*	12/31/10	2,707,392
Barclays Capital Inc.	(0.50)%*	12/31/10	2,720,757
Barclays Capital Inc.	(0.50)%*	12/31/10	3,659,605
Barclays Capital Inc.	0.00%	12/31/10	2,697,950
Barclays Capital Inc.	0.00%	12/31/10	3,772,089
Barclays Capital Inc.	0.25%	12/31/10	3,069,630
Barclays Capital Inc.	0.35%	12/31/10	9,723,763
Barclays Capital Inc.	0.35%	12/31/10	3,116,410
Barclays Capital Inc.	0.45%	12/31/10	571,857
Barclays Capital Inc.	0.45%	12/31/10	685,908
Barclays Capital Inc.	0.45%	12/31/10	2,218,923
Barclays Capital Inc.	0.65%	12/31/10	4,579,163
Chase Manhattan Bank NA	(1.00)%*	12/31/10	12,318,920
Chase Manhattan Bank NA	(0.35)%*	12/31/10	1,271,820
Chase Manhattan Bank NA	(0.35)%*	12/31/10	1,697,323
Chase Manhattan Bank NA	(0.15)%*	12/31/10	2,279,989
Chase Manhattan Bank NA	0.05%	12/31/10	1,176,760
Chase Manhattan Bank NA	0.05%	12/31/10	468,692
Chase Manhattan Bank NA	0.05%	12/31/10	652,270
Chase Manhattan Bank NA	0.05%	12/31/10	1,141,035
Chase Manhattan Bank NA	0.10%	12/31/10	5,101,302
Chase Manhattan Bank NA	0.15%	12/31/10	16,991,737
Chase Manhattan Bank NA	0.25%	12/31/10	16,362,970
Chase Manhattan Bank NA	0.25%	12/31/10	3,767,204
FIMAT Electronic Trading	(0.75)%*	12/31/10	1,973,332
FIMAT Electronic Trading	(0.75)%*	12/31/10	971,254
FIMAT Electronic Trading	0.00%	12/31/10	1,406,250

REVERSE REPURCHASE AGREEMENTS

FIMAT Electronic Trading	0.10%		12/31/10	1,027,617
ING Bank Amsterdam	(2.25	)%*	12/31/10	457,043
ING Bank Amsterdam	(2.25	)%*	12/31/10	923,034
ING Bank Amsterdam	(0.63	)%*	12/31/10	1,432,632
ING Bank Amsterdam	(0.50	)%*	12/31/10	2,004,743
ING Bank Amsterdam	(0.38	)%*	12/31/10	1,355,459
ING Bank Amsterdam	(0.25	)%*	12/31/10	1,801,449
ING Bank Amsterdam	(0.25	)%*	12/31/10	3,315,155
ING Bank Amsterdam	(0.13	)%*	12/31/10	2,359,975
ING Bank Amsterdam	(0.10	)%*	12/31/10	491,885
ING Bank Amsterdam	0.59%		12/31/10	1,067,035
ING Bank Amsterdam	0.60%		12/31/10	3,339,558
ING Bank Amsterdam	0.62%		12/31/10	1,221,105
ING Bank Amsterdam	0.63%		12/31/10	1,780,428
ING Bank Amsterdam	0.63%		12/31/10	2,877,563

				$140,167,753

*	Interest payment due from counterparty
(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate market value of these securities amounted to $423,063,205 or 35.8% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2010.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(f)	Pay-In-Kind Payments (PIK).
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $142,388,843.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of June 30, 2010, are considered illiquid and restricted

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.
14.00%, 11/01/13	3/04/09	$287,499	$0	0.00%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	645,252	276,833	0.02%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	142,789	56,157	0.00%
Gallery Capital SA
10.125%, 5/15/13	5/10/06	2,563,572	513,400	0.04%
Gallery Capital SA
10.125%, 5/15/13	5/10/06	248,697	49,800	0.00%
Greektown Holdings LLC
10.75%, 12/01/13	11/22/05	878,773	58,331	0.00%

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(j)	Fair valued.
(k)	Variable rate coupon, rate shown as of June 30, 2010.
(l)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $1,242,450 and $17,450, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(m)	Non-income producing security.
(n)	One contract relates to 100 shares.

(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,836,401 and gross unrealized depreciation of investments was $(61,662,703), resulting in net unrealized appreciation of $64,173,698.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2010, the fund’s total exposure to subprime investments was 2.21% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
EGP	-	Egyptian Pounds
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
USD	-	Unified School District

AllianceBernstein Global High Income Fund

Portfolio Summary

June 30, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,199.4

COUNTRY BREAKDOWN *

53.3%	United States
6.4%	Russia
4.7%	Brazil
3.1%	Colombia
2.8%	Indonesia
1.9%	Argentina
1.9%	Turkey
1.9%	United Kingdom
1.8%	Kazakhstan
1.7%	Ukraine
1.7%	Philippines
1.4%	Venezuela
1.4%	Uruguay
1.3%	South Africa
13.9%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Barbados, Belgium, Canada, China, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Ireland, Italy, Jamaica, Japan, Lithuania, Luxembourg, Netherlands, Norway, Panama, Peru, Poland, Serbia & Montenegro, Supranational, Sweden, Switzerland and Trinidad & Tobago.

AllianceBernstein Global High Income Fund

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Non-Investment Grades	$269,306	$590,286,011	$7,138,816	$597,694,133
Emerging Markets - Sovereigns	-0-	160,870,405	27,643,776	188,514,181
Corporates - Investment Grades	-0-	111,665,878	8,219,150	119,885,028
Commercial Mortgage-Backed Securities	-0-	31,547,053	61,227,070	92,774,123
Quasi-Sovereigns	-0-	61,477,411	2,381,500	63,858,911
Governments - Treasuries	-0-	51,513,282	-0-	51,513,282
Governments - Sovereign Bonds	-0-	41,184,535	6,572,195	47,756,730
CMOs	-0-	-0-	28,756,276	28,756,276
Emerging Markets - Treasuries	-0-	27,776,044	-0-	27,776,044
Bank Loans	-0-	-0-	26,784,566	26,784,566
Emerging Markets - Corporate Bonds	-0-	16,372,752	8,504,030	24,876,782
Asset-Backed Securities	-0-	-0-	15,695,443	15,695,443
Supranationals	-0-	1,782,950	5,984,795	7,767,745
Common Stocks	5,270,847	-0-	-0-	5,270,847
Local Governments-Regional Bonds	-0-	-0-	4,743,298	4,743,298
Inflation-Linked Securities	-0-	4,430,769	-0-	4,430,769
Preferred Stocks	1,776,500	811,707	-0-	2,588,207
Local Governments - Municipal Bonds	-0-	2,011,497	-0-	2,011,497
Warrants	-0-	51,497	-0-	51,497
Options Purchased-Call	-0-	19,543	-0-	19,543
Short-Term Investments	10,540,983	-0-	-0-	10,540,983

Total Investments in Securities	17,857,636	1,101,801,334	203,650,915	1,323,309,885
Other Financial Instruments*:
Assets	-0-	3,443,051	-0-	3,443,051
Liabilities	-0-	(3,347,477)	-0-	(3,347,477)

Total	$17,857,636	$1,101,896,908	$203,650,915	$1,323,405,459

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non Investment Grades	Emerging Markets - Sovereigns	Corporates - Investment Grades	Commercial Mortgage-Backed Securities
Balance as of 3/31/10	$7,750,975	$6,225,265	$11,820,433	$40,789,769
Accrued discounts/premiums	17,487	202,299	18,368	77,517
Realized gain (loss)	- 0 -	- 0 -	(1,101,411)	201,496
Change in unrealized appreciation/depreciation	(162,935)	222,891	988,777	1,361,455
Net purchases (sales)	29,024	- 0 -	(3,507,017)	2,143,829
Net transfers in and/or out of Level 3	(495,735)	20,993,321	- 0 -	16,653,004

Balance as of 6/30/10	$7,138,816	$27,643,776	$8,219,150	$61,227,070

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$(138,256)	$377,647	$(142,027)	$1,414,607

	Quasi-Sovereigns	Government - Sovereign Bonds	CMOs	Bank Loans
Balance as of 3/31/10	$ - 0-	$ - 0-	$10,513,328	$35,405,362
Accrued discounts/premiums	- 0 -	- 0 -	97,400	192,530
Realized gain (loss)	- 0 -	- 0 -	258,690	167,403
Change in unrealized appreciation/depreciation	- 0 -	- 0 -	(74,050)	(1,334,357)
Net purchases (sales)	- 0 -	- 0 -	17,960,908	(7,646,372)
Net transfers in and/or out of Level 3	2,381,500	6,572,195	- 0 -	- 0 -

Balance as of 6/30/10	$2,381,500	$6,572,195	$28,756,276	$26,784,566

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$7,193	$(108,217)	$20,127	$(789,858)

	Emerging Markets - Corporate Bonds	Asset-Backed Securities	Supranationals	Common Stocks
Balance as of 3/31/10	$4,031,250	$2,329,464	$ - 0-	$ - 0-
Accrued discounts/premiums	1,165	31,624	37,546	- 0 -
Realized gain (loss)	- 0 -	54,900	- 0 -	(483)
Change in unrealized appreciation/depreciation	(57,415)	(939,147)	(348,011)	(784,915)
Net purchases (sales)	- 0 -	14,218,602	6,295,260	785,398
Net transfers in and/or out of Level 3	4,529,030	- 0 -	- 0 -	- 0 -

Balance as of 6/30/10	$8,504,030	$15,695,443	$5,984,795	$ - 0-

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$(237,704)	$(852,055)	$(348,011)	$(784,915)

	Local Governments - Regional Bonds	TALF Loans		Total
Balance as of 3/31/10	$4,323,020		$(11,700,000)	$111,488,866
Accrued discounts/premiums	2,013		- 0 -	677,949
Realized gain (loss)	- 0 -		- 0 -	(419,405)
Change in unrealized appreciation/depreciation	418,265		- 0 -	(709,442)
Net purchases (sales)	- 0 -		11,700,000	41,979,632
Net transfers in and/or out of Level 3	- 0 -		- 0 -	50,633,315

Balance as of 6/30/10	$4,743,298	$	- 0-	$203,650,915

Net change in unrealized appreciation/depreciation from investments held as of 6/30/10	$418,265	$	- 0-	$(1,163,204)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: August 20, 2010